Note 15 - Income Tax - Gross Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Gross net operating loss carry forward	$ 30,904	$ 37,428
Gross net operating loss not recognized	24	153
Net operating loss carry foward	30,880	37,275
Domestic Tax Authority [Member] | Canada Revenue Agency [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	1,881	183
Gross capital loss not recognized	1,567	108
Net capital loss carry forward	314	75
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Gross net operating loss carry forward	47,720	85,550
Gross net operating loss not recognized	915	4,100
Net operating loss carry foward	46,805	81,450
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	1,671	54
Gross capital loss not recognized	1,671
Net capital loss carry forward		54
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Gross net operating loss carry forward	50,512	45,988
Gross net operating loss not recognized	30,705	31,543
Net operating loss carry foward	19,807	14,445
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member] | Capital Loss Carryforward [Member]
Gross capital loss carry forward	7,139	6,521
Gross capital loss not recognized	7,139	6,521
Net capital loss carry forward